FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Fair value measurement
Fair value at Beginning
Initial measurement on October 4, 2021	11,596,125
Change in fair value	(1,739,419)
Fair value at end of period
Warranty liability	9,856,706
Level 1
Fair value measurement
Transfer to Level 1 and Level 2	(4,943,706)
Level 2
Fair value measurement
Transfer to Level 1 and Level 2	(4,913,000)
Private Placement Warrants
Fair value measurement
Fair value at Beginning
Initial measurement on October 4, 2021	5,780,000
Change in fair value	(867,000)
Fair value at end of period
Private Placement Warrants | Level 2
Fair value measurement
Transfer to Level 1 and Level 2	(4,913,000)
Warranty liability	4,913,000	$ 900,000
Public Warrants
Fair value measurement
Fair value at Beginning
Initial measurement on October 4, 2021	5,816,125
Change in fair value	(872,419)
Fair value at end of period
Public Warrants | Level 1
Fair value measurement
Transfer to Level 1 and Level 2	(4,943,706)
Warranty liability	$ 4,943,706	$ 905,624